UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:      Antipodean Advisors LLC

Address:   499 Park Avenue
           21st Floor
           New York, NY 10022


13F File Number: 028-14220

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Kevin Johnson
Title:  Chief Financial Officer
Phone:  212-339-5202


Signature, Place and Date of Signing:

/s/ Kevin Johnson                   New York, NY            May 15, 2012
-------------------            --------------------       -----------------
     [Signature]                   [City, State]               [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  22

Form 13F Information Table Value Total: $548,011
                                        (thousands)


List of Other Managers Reporting for this Manager:

No.          Form 13F File Number           Name
---          --------------------           ----
1            028-14222                      Antipodean Domestic Partners, LP




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                                                    FORM 13F INFORMATION TABLE



COLUMN 1                      COLUMN 2       COLUMN 3     COLUMN 4        COLUMN 5        COLUMN 6     COLUMN 7       COLUMN 8

                               TITLE                      VALUE      SHRS OR  SH/ PUT/   INVESTMENT    OTHER        VOTING AUTHORITY
NAME OF ISSUER               OF CLASS          CUSIP      (X1000)    PRN AMT  PRN CALL   DISCRETION    MNGRS     SOLE   SHARED  NONE
AMERICAN INTL GROUP INC       COM NEW         026874784    8,694    282,000  SH        SHARED-DEFINED   1       282,000
AMERICAN SUPERCONDUCTOR CORP  COM             030111108    3,148    764,000  SH        SHARED-DEFINED   1       764,000
AMERIGROUP CORP               COM             03073T102    8,444    125,500  SH        SHARED-DEFINED   1       125,500
ARIBA INC                     COM NEW         04033V203    7,229    221,000  SH        SHARED-DEFINED   1       221,000
BAIDU INC                     SPON ADR REP A  056752108   16,326    112,000  SH        SHARED-DEFINED   1       112,000
BANCO SANTANDER SA            ADR             05964H105    5,411    705,452  SH        SHARED-DEFINED   1       705,452
BIOGEN IDEC INC               COM             09062X103   27,405    217,500  SH        SHARED-DEFINED   1       217,500
CARTER INC                    COM             146229109   98,801  1,985,147  SH        SHARED-DEFINED   1     1,985,147
COLFAX CORP                   COM             194014106    9,162    260,000  SH        SHARED-DEFINED   1       260,000
DISCOVER FINL SVCS            COM             254709108   22,755    682,500  SH        SHARED-DEFINED   1       682,500
FIRST SOLAR INC               COM             336433107    2,806    112,000  SH        SHARED-DEFINED   1       112,000
GOOGLE INC                    CL A            38259P508   16,608     25,900  SH        SHARED-DEFINED   1        25,900
HUMANA INC                    COM             444859102   25,617    277,000  SH        SHARED-DEFINED   1       277,000
MASTERCARD INC                CL A            57636Q104   16,485     39,200  SH        SHARED-DEFINED   1        39,200
MICHAEL KORS HLDGS LTD        SHS             G60754101   23,295    500,000  SH        SHARED-DEFINED   1       500,000
RUBICON TECHNOLOGY INC        COM             78112T107    1,231    118,011  SH        SHARED-DEFINED   1       118,011
SALESFORCE COM INC            COM             79466L302   12,747     82,500  SH        SHARED-DEFINED   1        82,500
SALLY BEAUTY HLDGS INC        COM             79546E104   14,210    573,000  SH        SHARED-DEFINED   1       573,000
SARA LEE CORP                 COM             803111103   49,196  2,285,000  SH        SHARED-DEFINED   1     2,285,000
SIX FLAGS ENTMT CORP NEW      COM             83001A102   21,098    451,092  SH        SHARED-DEFINED   1       451,092
TRIPADVISOR INC               COM             896945201  101,165  2,836,149  SH        SHARED-DEFINED   1     2,836,149
VALEANT PHARMACEUTICALS INTL  COM             91911K102   56,179  1,046,351  SH        SHARED-DEFINED   1     1,046,351
